                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-10065
                                                      ---------

                     Tax-Managed Small-Cap Growth Portfolio
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2003
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 94.2%

SECURITY                                                 SHARES       VALUE
------------------------------------------------------------------------------------
AEROSPACE / DEFENSE -- 0.4%
United Defense Industries, Inc.(1)                           26,300   $      852,120
------------------------------------------------------------------------------------
                                                                      $      852,120
------------------------------------------------------------------------------------

AIRLINES -- 2.5%
AirTran Holdings, Inc.(1)                                    53,600   $      868,856
AMR Corp.(1)                                                159,300        2,115,504
Continental Airlines, Inc., Class B(1)                      103,200        1,971,120
Frontier Airlines, Inc.(1)                                   46,800          752,076
------------------------------------------------------------------------------------
                                                                      $    5,707,556
------------------------------------------------------------------------------------

APPAREL -- 1.1%
Carter's, Inc.(1)                                            62,400   $    1,747,200
Tommy Hilfiger Corp.(1)                                      50,800          746,252
------------------------------------------------------------------------------------
                                                                      $    2,493,452
------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.7%
BorgWarner, Inc.                                             18,300   $    1,456,497
Keystone Automotive Industries, Inc.(1)                      22,700          561,371
O'Reilly Automotive, Inc.(1)                                 18,300          792,207
Pep Boys - Manny, Moe & Jack (The)                           53,240        1,023,805
------------------------------------------------------------------------------------
                                                                      $    3,833,880
------------------------------------------------------------------------------------

AUTO MANUFACTURER -- 0.5%
Wabash National Corp.(1)                                     46,200   $    1,065,834
------------------------------------------------------------------------------------
                                                                      $    1,065,834
------------------------------------------------------------------------------------

BANKS -- 1.1%
PrivateBancorp, Inc.                                         13,700   $      554,850
Santander BanCorp                                            29,300          730,742
W Holding Company, Inc.                                      50,900        1,185,461
------------------------------------------------------------------------------------
                                                                      $    2,471,053
------------------------------------------------------------------------------------

BANKS AND MONEY SERVICES -- 0.3%
Euronet Worldwide, Inc.(1)                                   45,100   $      641,773
------------------------------------------------------------------------------------
                                                                      $      641,773
------------------------------------------------------------------------------------

BEVERAGES -- 0.3%
Cott Corp.(1)                                                27,200   $      708,560
------------------------------------------------------------------------------------
                                                                      $      708,560
------------------------------------------------------------------------------------

BROADCASTING AND RADIO -- 2.9%
Salem Communications Corp., Class A(1)                        3,200   $       74,400
Sirius Satellite Radio, Inc.(1)                             652,000        1,532,200
XM Satellite Radio Holdings, Inc.(1)                        242,100        4,904,946
------------------------------------------------------------------------------------
                                                                      $    6,511,546
------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION - MISCELLANEOUS -- 0.6%
D.R. Horton, Inc.                                            36,600   $    1,456,680
------------------------------------------------------------------------------------
                                                                      $    1,456,680
------------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.4%
Ryland Group, Inc., (The)                                    14,200   $    1,262,380
Standard Pacific Corp.                                       41,200        1,971,420
------------------------------------------------------------------------------------
                                                                      $    3,233,800
------------------------------------------------------------------------------------

BUSINESS SERVICES -- 1.1%
FileNET Corp.(1)                                             75,500   $    2,017,360
Navigant Consulting, Inc.(1)                                 24,600          404,178
------------------------------------------------------------------------------------
                                                                      $    2,421,538
------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 2.1%
eFunds Corp.(1)                                              45,185   $      723,412
Lionbridge Technologies, Inc.(1)                            132,900        1,200,087
Monster Worldwide, Inc.(1)                                   80,500        2,050,335
SupportSoft, Inc.(1)                                         68,200          817,718
------------------------------------------------------------------------------------
                                                                      $    4,791,552
------------------------------------------------------------------------------------

CASINOS AND GAMING -- 1.0%
Ameristar Casinos, Inc.(1)                                   33,500   $      707,520
Isle of Capris Casinos, Inc.(1)                              26,200          546,270
Scientific Games Corp.(1)                                    76,700        1,020,110
------------------------------------------------------------------------------------
                                                                      $    2,273,900
------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.9%
Costar Group, Inc.(1)                                        33,000   $    1,242,450
Digitas, Inc.(1)                                             90,600          788,220
------------------------------------------------------------------------------------
                                                                      $    2,030,670
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                                 SHARES       VALUE
------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.7%
Avocent Corp.(1)                                             27,400   $    1,035,720
Brightpoint, Inc.(1)                                         30,450          872,392
Foundry Networks, Inc.(1)                                    86,200        2,005,012
------------------------------------------------------------------------------------
                                                                      $    3,913,124
------------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 0.1%
Per-Se Technologies, Inc.(1)                                 23,000   $      312,800
------------------------------------------------------------------------------------
                                                                      $      312,800
------------------------------------------------------------------------------------

COMPUTER HARDWARE -- 1.4%
Electronics for Imaging, Inc.(1)                             32,200   $      872,620
Maxtor Corp.(1)                                             128,100        1,751,127
Network Engines, Inc.(1)                                     59,300          582,267
------------------------------------------------------------------------------------
                                                                      $    3,206,014
------------------------------------------------------------------------------------

COMPUTER PERIPHERALS -- 0.6%
Mobility Electronics, Inc.(1)                                64,600   $      626,620
Stratasys, Inc.(1)                                           16,000          761,600
------------------------------------------------------------------------------------
                                                                      $    1,388,220
------------------------------------------------------------------------------------

COMPUTER SERVICES -- 4.9%
Anteon International Corp.(1)                                21,100   $      720,354
Cognizant Technology Solutions Corp.(1)                      70,500        3,199,995
Digital River, Inc.(1)                                       31,700          867,946
DigitalNet Holdings, Inc.(1)                                 91,700        2,119,187
InfoSpace, Inc.(1)                                           45,000        1,173,600
RADWARE Ltd.(1)                                              38,400          888,960
Sapient Corp.(1)                                            111,300          609,924
SRA International Inc., Class A(1)                           12,400          540,144
WebEx Communications, Inc.(1)                                41,800          923,362
------------------------------------------------------------------------------------
                                                                      $   11,043,472
------------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 5.6%
Advanced Digital Information Corp.(1)                       163,900   $    2,663,375
Ascential Software Corp.(1)                                  44,600          989,674
Computer Network Technology Corp.(1)                         28,600          283,140
Corillian Corp.(1)                                          148,800          983,568
Eclipsys Corp.(1)                                            30,500          361,425
Epicor Software Corp.(1)                                    126,800        1,281,948
Immersion Corp.(1)                                           38,000          220,400
Komag, Inc.(1)                                               42,900          809,094
Lexar Media, Inc.(1)                                        107,800   $    2,469,698
Netopia, Inc.(1)                                             13,800          141,036
Novell, Inc.(1)                                              92,000          540,040
Satyam Computer Services Ltd.                                72,500        1,312,250
Sonic Solutions(1)                                           31,400          558,920
------------------------------------------------------------------------------------
                                                                      $   12,614,568
------------------------------------------------------------------------------------

DISTRIBUTION / WHOLESALE -- 0.4%
Central European Distribution Corp.(1)                       22,800   $      857,052
------------------------------------------------------------------------------------
                                                                      $      857,052
------------------------------------------------------------------------------------

DRUGS -- 3.1%
AtheroGenics, Inc.(1)                                        44,529   $      734,283
Covance, Inc.(1)                                             57,000        1,483,710
EPIX Medical, Inc.(1)                                        34,400          636,744
Hollis-Eden Pharmaceuticals, Inc.(1)                         10,400          187,304
ICN Pharmaceuticals, Inc.                                    49,100          948,121
Impax Laboratories, Inc.(1)                                  31,602          374,800
KV Pharmaceutical Co., Class A(1)                            19,650          471,600
MGI Pharma, Inc.(1)                                          21,100          792,516
Nabi Biopharmaceuticals(1)                                   56,500          623,195
Onyx Pharmaceuticals, Inc.(1)                                21,100          516,317
SciClone Pharmaceuticals, Inc.(1)                            41,900          334,362
------------------------------------------------------------------------------------
                                                                      $    7,102,952
------------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTOR EQUIPMENT -- 7.7%
ADE Corp.(1)                                                 24,700   $      600,210
ASE Test Ltd.(1)(2)                                          72,700          906,569
Asyst Technologies, Inc.(1)                                  63,700        1,188,005
August Technology Corp.(1)                                  113,200        2,196,080
Fairchild Semiconductor Interternational, Inc.(1)            70,700        1,597,820
Kopin Corp.(1)                                               24,900          182,517
Merix Corp.(1)                                               91,100        1,620,669
OmniVision Technologies, Inc.(1)                             28,149        1,598,863
Sigmatel, Inc.(1)                                            19,500          495,300
Silicon Storage Technology, Inc.(1)                         181,700        2,031,406
TTM Technologies, Inc.(1)                                    64,800        1,043,280
Varian Semiconductor Equipment Associates, Inc.(1)           82,200        3,974,370
------------------------------------------------------------------------------------
                                                                      $   17,435,089
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                                 SHARES       VALUE
------------------------------------------------------------------------------------
ELECTRONICS - SEMICONDUCTORS -- 5.0%
Advanced Energy Industries, Inc.(1)                          53,550   $    1,222,546
Bell Microproducts, Inc.(1)                                  62,200          524,968
Cypress Semiconductor Corp.(1)                              112,200        2,407,812
Intersil Corp., Class A                                       8,500          219,215
Lam Research Corp.(1)                                       157,450        4,525,113
PMC-Sierra, Inc.(1)                                          51,100          928,487
RF Micro Devices, Inc.(1)                                   135,100        1,582,021
------------------------------------------------------------------------------------
                                                                      $   11,410,162
------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 0.9%
Bankrate, Inc.(1)                                            43,500   $      664,245
First Marblehead Corp. (The)(1)                              62,300        1,379,945
------------------------------------------------------------------------------------
                                                                      $    2,044,190
------------------------------------------------------------------------------------

FURNITURE AND APPLIANCES -- 1.2%
Cost Plus, Inc.(1)                                           23,400   $    1,073,358
Williams-Sonoma, Inc.(1)                                     46,100        1,628,713
------------------------------------------------------------------------------------
                                                                      $    2,702,071
------------------------------------------------------------------------------------

HEALTH SERVICES -- 3.3%
Davita, Inc.(1)                                              32,700   $    1,147,770
Kindred Healthcare, Inc.(1)                                  47,300        1,950,652
Select Medical Corp.(1)                                     127,600        4,283,532
------------------------------------------------------------------------------------
                                                                      $    7,381,954
------------------------------------------------------------------------------------

HOTELS -- 0.7%
Choice Hotels International, Inc.(1)                         21,300   $      703,326
Four Seasons Hotels, Inc.                                    15,000          826,950
------------------------------------------------------------------------------------
                                                                      $    1,530,276
------------------------------------------------------------------------------------

INFORMATION SERVICES -- 0.2%
Ixia(1)                                                      28,400   $      340,800
------------------------------------------------------------------------------------
                                                                      $      340,800
------------------------------------------------------------------------------------

INSURANCE -- 1.0%
Max Re Capital Ltd.                                          25,700   $      474,936
Molina Healthcare, Inc.(1)                                   63,136        1,761,494
------------------------------------------------------------------------------------
                                                                      $    2,236,430
------------------------------------------------------------------------------------

INTERNET - SOFTWARE -- 0.1%
Tumbleweed Communications Corp.(1)                           44,600   $      282,764
------------------------------------------------------------------------------------
                                                                      $      282,764
------------------------------------------------------------------------------------

INTERNET CONTENT - ENTERTAINMENT -- 1.4%
Ask Jeeves, Inc.(1)                                          70,200   $    1,345,032
Autobytel, Inc.(1)                                          101,200        1,057,540
CNET Networks, Inc.(1)                                       97,200          791,208
------------------------------------------------------------------------------------
                                                                      $    3,193,780
------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.9%
Affiliated Managers Group, Inc.(1)                            5,800   $      420,500
Knight Trading Group, Inc.(1)                               110,600        1,530,704
------------------------------------------------------------------------------------
                                                                      $    1,951,204
------------------------------------------------------------------------------------

MACHINERY -- 0.4%
Joy Global, Inc.(1)                                          50,900   $      970,154
------------------------------------------------------------------------------------
                                                                      $      970,154
------------------------------------------------------------------------------------

MANUFACTURING - DIVERSIFIED -- 0.3%
Jacuzzi Brands, Inc.(1)                                      97,200   $      685,260
------------------------------------------------------------------------------------
                                                                      $      685,260
------------------------------------------------------------------------------------

MEDICAL - BIOMED / GENETICS -- 1.4%
Invitrogen Corp.(1)                                          23,800   $    1,513,442
Martek Biosciences Corp.(1)                                  33,500        1,621,735
------------------------------------------------------------------------------------
                                                                      $    3,135,177
------------------------------------------------------------------------------------

MEDICAL - HOSPITALS -- 0.3%
United Surgical Partners International, Inc.(1)              22,800   $      687,648
------------------------------------------------------------------------------------
                                                                      $      687,648
------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 4.8%
ALARIS Medical Systems, Inc.(1)                              85,350   $    1,323,779
Align Technology, Inc.(1)                                    31,500          485,730
Dade Behring Holdings, Inc.(1)                               28,000          855,960
Hanger Orthopedic Group, Inc.(1)                             30,900          526,845
I-Flow Corp.(1)                                              92,900        1,351,695
I-STAT Corp.(1)                                              41,300          486,101
Kyphon, Inc.(1)                                             157,600        4,341,880

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                                 SHARES       VALUE
------------------------------------------------------------------------------------
MEDICAL PRODUCTS (CONTINUED)
Regeneration Technologies, Inc.(1)                           44,900   $      538,800
Wright Medical Group, Inc.(1)                                33,900          994,965
------------------------------------------------------------------------------------
                                                                      $   10,905,755
------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.8%
Century Aluminum Company(1)                                  22,000   $      362,120
Formation Capital Corp.(1)(2)(3)(4)                         400,000           99,985
Southern Peru Copper Corp.                                   24,000          683,040
Steel Dynamics, Inc.(1)                                      34,900          650,187
------------------------------------------------------------------------------------
                                                                      $    1,795,332
------------------------------------------------------------------------------------

METALS - STEEL -- 0.2%
Reliance Steel & Aluminum Co.                                16,300   $      467,810
------------------------------------------------------------------------------------
                                                                      $      467,810
------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 0.5%
Patina Oil & Gas Corp.                                       25,200   $    1,062,936
------------------------------------------------------------------------------------
                                                                      $    1,062,936
------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.6%
Louisiana Pacific Corp.                                     142,100   $    2,702,742
Universal Forest Products, Inc.                              26,700          790,320
------------------------------------------------------------------------------------
                                                                      $    3,493,062
------------------------------------------------------------------------------------

PHOTO EQUIPMENT AND SUPPLIES -- 0.4%
Concord Camera Corp.(1)                                      68,200   $      875,688
------------------------------------------------------------------------------------
                                                                      $      875,688
------------------------------------------------------------------------------------

RETAIL -- 3.7%
Linens'n Things, Inc.(1)                                     35,300   $    1,042,056
Select Comfort Corp.(1)                                     145,300        4,547,890
Tractor Supply Co.(1)                                        66,800        2,799,588
------------------------------------------------------------------------------------
                                                                      $    8,389,534
------------------------------------------------------------------------------------

RETAIL - APPAREL / SHOE -- 0.3%
AnnTaylor Stores Corp.(1)                                    20,600   $      737,480
------------------------------------------------------------------------------------
                                                                      $      737,480
------------------------------------------------------------------------------------

RETAIL - DISCOUNT -- 0.7%
Fred's, Inc.                                                 44,100   $    1,661,688
------------------------------------------------------------------------------------
                                                                      $    1,661,688
------------------------------------------------------------------------------------

RETAIL - ELECTRONICS -- 0.5%
Guitar Center, Inc.(1)                                       35,000   $    1,139,250
------------------------------------------------------------------------------------
                                                                      $    1,139,250
------------------------------------------------------------------------------------

RETAIL - FOOD AND DRUG -- 0.4%
Drugstore.Com, Inc.(1)                                       16,900   $      112,892
Rite Aid Corp.(1)                                           135,700          777,561
------------------------------------------------------------------------------------
                                                                      $      890,453
------------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 3.8%
Aeropostale, Inc.(1)                                         69,900   $    2,156,415
Bebe Stores, Inc.(1)                                         14,500          404,550
Hot Topic, Inc.(1)                                           62,400        1,791,504
The Finish Line(1)                                           57,700        1,766,774
The Sports Authority, Inc.(1)                                15,000          558,000
Tweeter Home Entertainment Group, Inc.(1)                    14,150          118,153
Urban Outfitters, Inc.(1)                                    57,400        1,914,864
------------------------------------------------------------------------------------
                                                                      $    8,710,260
------------------------------------------------------------------------------------

RETAIL - WHOLESALE DISCOUNT -- 0.4%
BJ's Wholesale Club, Inc.(1)                                 34,100   $      876,029
------------------------------------------------------------------------------------
                                                                      $      876,029
------------------------------------------------------------------------------------

RETAILING -- 0.5%
Claire's Stores, Inc.                                        31,600   $    1,222,920
------------------------------------------------------------------------------------
                                                                      $    1,222,920
------------------------------------------------------------------------------------

SCHOOLS -- 1.1%
Career Education Corp.(1)                                    15,900   $      851,445
Sylvan Learning Systems, Inc.(1)                             56,600        1,601,780
------------------------------------------------------------------------------------
                                                                      $    2,453,225
------------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT -- 1.3%
LTX Corp.(1)                                                106,000   $    1,514,740
Mattson Technology, Inc.(1)                                  99,900        1,419,579
------------------------------------------------------------------------------------
                                                                      $    2,934,319
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                                 SHARES       VALUE
------------------------------------------------------------------------------------
SEMICONDUCTORS -- 0.6%
Power Integrations, Inc.(1)                                  36,100   $    1,257,002
------------------------------------------------------------------------------------
                                                                      $    1,257,002
------------------------------------------------------------------------------------

SOFTWARE -- 1.6%
Roxio, Inc.(1)                                               61,800   $      629,742
Transaction Systems Architects, Inc.(1)                     138,400        2,768,000
Wind River Systems, Inc.(1)                                  35,600          238,520
------------------------------------------------------------------------------------
                                                                      $    3,636,262
------------------------------------------------------------------------------------

SPECIALTY RETAIL -- 0.7%
Sotheby's Holdings, Inc.(1)                                  20,800   $      221,520
Tuesday Morning Corp.(1)                                     42,700        1,361,703
------------------------------------------------------------------------------------
                                                                      $    1,583,223
------------------------------------------------------------------------------------

TECHNOLOGY - INFORMATION SERVICES -- 0.5%
Documentum, Inc.(1)                                          38,400   $    1,142,400
------------------------------------------------------------------------------------
                                                                      $    1,142,400
------------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT -- 1.8%
Comtech Telecommunications Corp.(1)                          40,100   $    1,180,945
SeaChange International, Inc.(1)                             47,800          736,120
Sierra Wireless, Inc.(1)                                     90,300        1,512,525
Sonus Networks, Inc.(1)                                      83,300          683,893
------------------------------------------------------------------------------------
                                                                      $    4,113,483
------------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 3.3%
NTL, Inc.(1)                                                 63,800   $    3,938,374
Time Warner Telecom Inc., Class A(1)                        112,800        1,167,480
Western Wireless Corp., Class A(1)                           78,700        1,526,780
Wireless Facilities, Inc.(1)                                 51,000          876,180
------------------------------------------------------------------------------------
                                                                      $    7,508,814
------------------------------------------------------------------------------------

TELEPHONE UTILITIES -- 0.2%
Philippine Long Distance Telephone Co.(1)                    31,600   $      436,080
------------------------------------------------------------------------------------
                                                                      $      436,080
------------------------------------------------------------------------------------

TRANSPORTATION - TRUCK -- 2.6%
J.B. Hunt Transport Services, Inc.(1)                        90,000   $    2,284,200
Overnite Corp.(1)                                            48,400        1,072,544
Yellow Corp.(1)                                              77,600        2,549,160
------------------------------------------------------------------------------------
                                                                      $    5,905,904
------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 1.5%
NII Holdings, Inc., Class B(1)                               43,200   $    3,330,288
------------------------------------------------------------------------------------
                                                                      $    3,330,288
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $173,608,400)                                     $  213,448,272
------------------------------------------------------------------------------------

PRIVATE PLACEMENTS AND SPECIAL WARRANTS -- 0.1%

SECURITY                                                 SHARES       VALUE
------------------------------------------------------------------------------------
METALS - GOLD -- 0.1%
Nevada Pacific Mining Co.(1)(3)(4)                           80,000   $       56,000
Western Exploration and Development, Ltd.(1)(3)(4)          600,000          180,000
------------------------------------------------------------------------------------
                                                                      $      236,000
------------------------------------------------------------------------------------

TOTAL PRIVATE PLACEMENTS AND SPECIAL WARRANTS
   (IDENTIFIED COST $560,000)                                         $      236,000
------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.7%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)  VALUE
------------------------------------------------------------------------------------
Investors Bank & Trust Company
  Time Deposit, 1.08%, 11/3/03                       $        1,695   $    1,695,000
------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $1,695,000)                                    $    1,695,000
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

COMMERCIAL PAPER -- 7.5%

                                                     PRINCIPAL
                                                     AMOUNT
SECURITY                                             (000'S OMITTED)  VALUE
------------------------------------------------------------------------------------
American Express Credit Corp., 1.03%, 11/3/03        $        4,000   $    3,999,771
Cortez Capital Corp., 1.07%, 11/17/03                         2,500        2,498,811
Midst Corp., (Federal Credit), 1.04%, 11/21/03                4,000        3,997,689
Old Line Funding Corp., 1.06%, 11/17/03                       2,438        2,436,851
Yorktown Capital LLC, 1.04%, 11/7/03                          4,000        3,999,307
------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
  (AT AMORTIZED COST, $16,932,429)                                    $   16,932,429
------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 102.5%
   (IDENTIFIED COST $192,795,829)                                     $  232,311,701
------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (2.5)%                              $   (5,609,332)
------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                  $  226,702,369
------------------------------------------------------------------------------------

(1) Non-income producing security.

(2) Foreign security.

(3) Restricted security.

(4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2003

ASSETS
Investments, at value (identified cost, $192,795,829)                 $  232,311,701
Cash                                                                             714
Receivable for investments sold                                            9,387,746
Interest and dividends receivable                                              6,120
Tax reclaim receivable                                                           232
------------------------------------------------------------------------------------
TOTAL ASSETS                                                          $  241,706,513
------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                     $   14,963,909
Payable to affiliate for Trustees' fees                                          997
Accrued expenses                                                              39,238
------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                     $   15,004,144
------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
  INTEREST IN PORTFOLIO                                               $  226,702,369
------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions
  and withdrawals                                                     $  187,186,497
Net unrealized appreciation (computed on the
  basis of identified cost)                                               39,515,872
------------------------------------------------------------------------------------
TOTAL                                                                 $  226,702,369
------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2003

INVESTMENT INCOME
Dividends (net of foreign taxes, $6,587)                              $      273,847
Interest                                                                     146,919
------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                               $      420,766
------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                $    1,279,944
Trustees' fees and expenses                                                   11,680
Custodian fee                                                                178,788
Legal and accounting services                                                 30,028
Miscellaneous                                                                  9,908
------------------------------------------------------------------------------------
TOTAL EXPENSES                                                        $    1,510,348
------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                   $   (1,089,582)
------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                    $   27,727,579
------------------------------------------------------------------------------------
NET REALIZED GAIN                                                     $   27,727,579
------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                $   23,194,183
------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                  $   23,194,183
------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                      $   50,921,762
------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                            $   49,832,180
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED          YEAR ENDED
IN NET ASSETS                                        OCTOBER 31, 2003    OCTOBER 31, 2002
-----------------------------------------------------------------------------------------
From operations --
   Net investment loss                               $     (1,089,582)   $     (1,383,543)
   Net realized gain (loss)                                27,727,579         (70,962,475)
   Net change in unrealized
     appreciation (depreciation)                           23,194,183           7,866,744
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $     49,832,180    $    (64,479,274)
-----------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $     26,027,907    $     60,630,989
   Withdrawals                                            (58,232,046)        (94,915,340)
-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $    (32,204,139)   $    (34,284,351)
-----------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $     17,628,041    $    (98,763,625)
-----------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                 $    209,074,328    $    307,837,953
-----------------------------------------------------------------------------------------
AT END OF YEAR                                       $    226,702,369    $    209,074,328
-----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUPPLEMENTARY DATA

                                                                YEAR ENDED OCTOBER 31,
                                                               ------------------------    PERIOD ENDED
                                                                   2003         2002       OCTOBER 31, 2001(1)
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily net assets):
   Expenses                                                          0.73%         0.73%           0.70%(2)
   Expenses after custodian fee reduction                            0.73%         0.73%           0.68%(2)
   Net investment loss                                              (0.53)%       (0.49)%         (0.48)%(2)
Portfolio Turnover                                                    248%          131%             38%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                                                     27.24%       (22.16)%            --
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                        $  226,702    $  209,074      $  307,838
--------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, March 1, 2001, to October 31, 2001.

(2) Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2003

NOTES TO FINANCIAL STATEMENTS

1    SIGNIFICANT ACCOUNTING POLICIES

     Tax-Managed Small-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 22, 1998, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2003, the Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1 held an approximate 70.3% interest in the Portfolio and two other investors owned an interest greater than 10% that aggregated 29.7%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

     B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

     C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

     D FINANCIAL FUTURES CONTRACTS -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

     F EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

     G SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers on the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

     H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     I OTHER -- Investment transactions are accounted for on a trade-date basis.

2    INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2003, the advisory fee amounted to $1,279,944. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred.

     Certain officers and Trustees of the Portfolio are officers of the above organizations.

3    INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than short-term obligations, aggregated $481,564,189 and $517,660,598, respectively, for the year ended October 31, 2003.

4    FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

     The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2003, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                                $ 193,150,417
     -----------------------------------------------------------
     Gross unrealized appreciation                 $  40,851,621
     Gross unrealized depreciation                    (1,690,337)
     -----------------------------------------------------------
     NET UNREALIZED APPRECIATION                   $  39,161,284
     -----------------------------------------------------------

5    Financial Instruments

     The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

     The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2003.

6    LINE OF CREDIT

     The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2003.

7    RESTRICTED SECURITIES

     At October 31, 2003, the Portfolio owned the following securities (representing 0.15% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The fair value is determined using methods determined in good faith by or at the direction of the Trustees.

                               DATE OF
     DESCRIPTION               ACQUISITION        SHARES        COST      FAIR VALUE
     -------------------------------------------------------------------------------
     COMMON STOCKS
     Formation Capital Corp.                       400,000   $   88,260   $   99,985
     -------------------------------------------------------------------------------
                                                             $   88,260   $   99,985
     -------------------------------------------------------------------------------

     PRIVATE PLACEMENTS AND SPECIAL WARRANTS
     Nevada Pacific Mining Co.                      80,000   $   80,000   $   56,000
     Western Exploration and
       Development, Ltd.                           600,000      480,000      180,000
     -------------------------------------------------------------------------------
                                                             $  560,000   $  236,000
     -------------------------------------------------------------------------------

8    INTERESTHOLDER MEETING

     The Portfolio held a Special Meeting of Interestholders on June 6, 2003. The items considered at the meeting are set forth below. Results are rounded to nearest whole number.

     ITEM 1: To elect Trustees of the Portfolio. The results of the vote were as follows:

                             INTEREST IN THE PORTFOLIO
                             --------------------------
     NOMINEE FOR TRUSTEE     AFFIRMATIVE       WITHHOLD
     --------------------------------------------------
     Jessica M. Bibliowicz       98%             2%
     Donald R. Dwight            98%             2%
     James B. Hawkes             98%             2%
     Samuel L. Hayes, III        98%             2%
     William H. Park             98%             2%
     Norton H. Reamer            93%             7%
     Lynn A. Stout               98%             2%

     Results are rounded to the nearst whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

     ITEM 2: To modify the investment objective of the Portfolio.

     The results of the vote on the proposal were as follows:

     AFFIRMATIVE                      52%
     AGAINST                           2%
     ABSTAIN                           2%
     BROKER NON-VOTES                 19%

TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO AS OF OCTOBER 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF TAX-MANAGED SMALL-CAP GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Small-Cap Growth Portfolio (the Portfolio) (formerly Tax-Managed Emerging Growth Portfolio) as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2003 and 2002 and the supplementary data for the years ended October 31, 2003 and 2002 and the period from the start of business, March 1, 2001 to October 31, 2001. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Tax-Managed Small-Cap Growth Portfolio at October 31, 2003, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

EATON VANCE TAX-MANAGED SMALL-CAP GROWTH FUND 1.1

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Small-Cap Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                        POSITION(S)       TERM OF                                       NUMBER OF PORTFOLIOS
                         WITH THE       OFFICE AND                                        IN FUND COMPLEX
      NAME AND         TRUST AND THE     LENGTH OF        PRINCIPAL OCCUPATION(S)           OVERSEEN BY        OTHER DIRECTORSHIPS
   DATE OF BIRTH         PORTFOLIO        SERVICE         DURING PAST FIVE YEARS             TRUSTEE(1)                HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz     Trustee       Since 1998     Chairman, President and Chief             192           Director of National
11/28/59                                               Executive Officer of National                            Financial Partners
                                                       Financial Partners (financial
                                                       services company) (since
                                                       April 1999). President and
                                                       Chief Operating Officer of
                                                       John A. Levin & Co. (registered
                                                       investment adviser) (July 1997
                                                       to April 1999) and a Director
                                                       of Baker, Fentress & Company,
                                                       which owns John A. Levin & Co.
                                                       (July 1997 to April 1999).
                                                       Ms. Bibliowicz is an interested
                                                       person because of her
                                                       affiliation with a brokerage
                                                       firm.

James B. Hawkes           Trustee      Trustee of the  Chairman, President and Chief             194              Director of EVC
11/9/41                                 Trust since    Executive Officer of BMR, EVC,
                                       1991; of the    EVM and EV; Director of EV;
                                         Portfolio     Vice President and Director of
                                        since 1998     EVD. Trustee and/or officer of
                                                       194 registered investment
                                                       companies in the Eaton Vance
                                                       Fund Complex. Mr. Hawkes is an
                                                       interested person because of
                                                       his positions with BMR, EVM,
                                                       EVC and EV, which are
                                                       affiliates of the Trust and the
                                                       Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III      Trustee      Trustee of the  Jacob H. Schiff Professor of              194           Director of Tiffany
2/23/35                                 Trust since    Investment Banking Emeritus,                             & Co. (specialty
                                        1986; of the   Harvard University Graduate                                retailer) and
                                         Portfolio     School of Business                                          Telect, Inc.
                                        since 1998     Administration.                                         (telecommunication
                                                                                                                services company)

William H. Park           Trustee        Since 2003    President and Chief Executive             191                  None
9/19/47                                                Officer, Prizm Capital
                                                       Management, LLC (investment
                                                       management firm) (since 2002).
                                                       Executive Vice President and
                                                       Chief Financial Officer,
                                                       United Asset Management
                                                       Corporation (a holding company
                                                       owning institutional
                                                       investment management firms)
                                                       (1982-2001).

Ronald A. Pearlman        Trustee        Since 2003    Professor of Law, Georgetown              191                  None
7/10/40                                                University Law Center (since
                                                       1999). Tax Partner, Covington &
                                                       Burling, Washington, DC
                                                       (1991-2000).

                        POSITION(S)       TERM OF                                       NUMBER OF PORTFOLIOS
                         WITH THE       OFFICE AND                                        IN FUND COMPLEX
      NAME AND         TRUST AND THE     LENGTH OF        PRINCIPAL OCCUPATION(S)           OVERSEEN BY        OTHER DIRECTORSHIPS
   DATE OF BIRTH         PORTFOLIO        SERVICE         DURING PAST FIVE YEARS             TRUSTEE(1)                HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer          Trustee      Trustee of the  President and Chief Executive             194                  None
9/21/35                                 Trust since    Officer of Asset Management
                                        1986; of the   Finance Corp. (a specialty
                                         Portfolio     finance company serving the
                                         since 1998    investment management
                                                       industry) (since October 2003).
                                                       President, Unicorn Corporation
                                                       (an investment and financial
                                                       advisory services company)
                                                       (since September 2000).
                                                       Formerly, Chairman, Hellman,
                                                       Jordan Management Co., Inc.
                                                       (an investment management
                                                       company) (2000-2003).
                                                       Formerly, Advisory Director of
                                                       Berkshire Capital Corporation
                                                       (investment banking firm)
                                                       (2002-2003). Formerly,
                                                       Chairman of the Board, United
                                                       Asset Management Corporation
                                                       (a holding company owning
                                                       institutional investment
                                                       management firms) and
                                                       Chairman, President and
                                                       Director, UAM Funds (mutual
                                                       funds) (1980-2000).

Lynn A. Stout             Trustee        Since 1998    Professor of Law, University              194                  None
9/14/57                                                of California at Los Angeles
                                                       School of Law (since
                                                       July 2001). Formerly, Professor
                                                       of Law, Georgetown University
                                                       Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                POSITION(S)                TERM OF
                                 WITH THE                OFFICE AND
       NAME AND                 TRUST AND                 LENGTH OF                           PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH            THE PORTFOLIO                SERVICE                            DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of the Trust          Since 2002          Executive Vice President of EVM, BMR, EVC and EV;
5/31/58                                                                      Chief Investment Officer of EVM and BMR and
                                                                             Director of EVC. Chief Executive Officer of Belair
                                                                             Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                             Belmar Capital Fund LLC, Belport Capital Fund LLC
                                                                             and Belrose Capital Fund LLC (private investment
                                                                             companies sponsored by EVM). Officer of 53
                                                                             registered investment companies managed by EVM or
                                                                             BMR.

William H. Ahern, Jr.     Vice President of the          Since 1995          Vice President of EVM and BMR. Officer of 35
7/28/59                         Trust                                        registered investment companies managed by EVM or
                                                                             BMR.

Thomas J. Fetter          Vice President of the          Since 1997          Vice President of EVM and BMR. Trustee and President
8/20/43                         Trust                                        of The Massachusetts Health & Education Tax-Exempt
                                                                             Trust. Officer of 127 registered investment companies
                                                                             managed by EVM or BMR.

Michael R. Mach           Vice President of the          Since 1999          Vice President of EVM and BMR. Previously, Managing
7/15/47                         Trust                                        Director and Senior Analyst for Robertson Stephens
                                                                             (1998-1999). Officer of 25 registered investment
                                                                             companies managed by EVM or BMR.

Robert B. MacIntosh       Vice President of the          Since 1998          Vice President of EVM and BMR. Officer of 127
1/22/57                         Trust                                        registered investment companies managed by EVM or BMR.

Duncan W.                 Vice President of the     Vice President of the    Senior Vice President and Chief Equity Investment
Richardson                Trust, President of         Trust since 2001;      Officer of EVM and BMR. Officer of 41 registered
10/26/57                     the Portfolio            President of the       investment companies managed by EVM or BMR.
                                                    Portfolio since 2002

Walter A. Row, III        Vice President of the          Since 2001          Director of Equity Research and a Vice President of EVM
7/20/57                         Trust                                        and BMR. Officer of 22 registered investment companies
                                                                             managed by EVM or BMR.

Judith A. Saryan          Vice President of the          Since 2003          Vice President of EVM and BMR. Previously, Portfolio
8/21/54                         Trust                                        Manager and Equity Analyst for State Street Global
                                                                             Advisers (1980-1999). Officer of 24 registered
                                                                             investment companies managed by EVM or BMR.

                                POSITION(S)                TERM OF
                                 WITH THE                OFFICE AND
       NAME AND                 TRUST AND                 LENGTH OF                           PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH            THE PORTFOLIO                SERVICE                            DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Susan Schiff              Vice President of the          Since 2002          Vice President of EVM and BMR. Officer of 26 registered
3/13/61                         Trust                                        investment companies managed by EVM or BMR.

Toni Y. Shimura           Vice President of the          Since 2003          Vice President of EVM and BMR. Previously, Senior Vice
2/3/52                          Portfolio                                    President and Portfolio Manager with Massachusetts
                                                                             Financial Services Company (1993-2002). Officer of 3
                                                                             registered investment companies managed by EVM and BMR.

Alan R. Dynner                  Secretary          Secretary of the Trust    Vice President, Secretary and Chief Legal Officer of
10/10/40                                             since 1997; of the      BMR, EVM, EVD, EV and EVC. Officer of 194 registered
                                                   Portfolio  since 1998     investment companies managed by EVM and BMR.

Michelle A. Alexander       Treasurer of the           Since 2002(2)         Vice President of EVM and BMR. Chief Financial Officer
8/25/69                         Portfolio                                    of Belair Capital Fund LLC, Belcrest Capital Fund LLC,
                                                                             Belmar Capital Fund LLC, Belport Capital Fund LLC and
                                                                             Belrose Capital Fund LLC (private investment companies
                                                                             sponsored by EVM). Officer of 85 registered investment
                                                                             companies managed by EVM or BMR.

James L. O'Connor         Treasurer of the Trust         Since 1989          Vice President of BMR, EVM and EVD. Officer of 115
4/1/45                                                                       registered investment companies managed by EVM or BMR.

(1) Includes both master feeder and feeder funds in a master-feeder structure.

(2) Prior to 2002, Ms. Alexander served as Assistant Treasurer since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Growth Portfolio

By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President

Date: December 16, 2003
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /S/ Michelle A. Alexander
      -------------------------
      Michelle A. Alexander
      Treasurer

Date: December 16, 2003
      -----------------


By:   /S/ Duncan W. Richardson
      ------------------------
      Duncan W. Richardson
      President

Date: December 16, 2003
      -----------------